SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF VARIOUS CLASSES OF PROPERTY AND EQUIPMENT AND ESTIMATED USEFUL LIVES
Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Office furniture and equipment	3 to 7 years

Vehicles	5 years

Machinery and equipment	3 to 7 years

Leasehold improvements	Remaining Term of Lease

SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL

The following table present our disaggregated revenues by distribution channel:

	For the Three Months Ended March 31,
	2023	2022
Sales
Retail	$7,069	$13,035
Distributor	2,968	2,087
Original equipment manufacture	8,754	3,181
Total	$18,791	$18,303

The following table present our disaggregated revenues by distribution channel:

Sales	2022	2021
Retail	$43,344	$59,042
Distributor	9,102	10,733
Original equipment manufacture	33,805	8,225
Total	$86,251	$78,000